Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net loss	$ (23,865)	$ (39,557)	$ (42,601)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation of property and equipment	1,822	1,721	1,118
Remeasurement of warrants	(201)
Non-cash financial expenses, net	1,727	289
Share-based compensation expenses	3,391	4,307	4,750
Changes in assets and liabilities:
Prepaid expenses and other assets	641	1,185	83
Operating lease right-of-use assets	593	(2,431)
Operating lease liabilities	(494)	2,132
Trade payables	(369)	(3,095)	2,221
Deferred revenues		2,548
Accrued expenses and other liabilities	(481)	(1,416)	2,043
Net cash used in operating activities	(17,236)	(34,317)	(32,386)
Cash flows from investing activities:
Investment in bank deposits	(18,600)	(7,000)	(8,000)
Proceeds from bank deposits	22,600	25,342	47,893
Pre-payments for equipment			(340)
Purchase of property and equipment	(196)	(1,767)	(2,653)
Net cash provided by investing activities	3,804	16,575	36,900
Cash flows from financing activities:
Proceeds from exercise of warrants			632
Proceeds from exercise of options	9	108	402
Proceeds from issuance of Ordinary shares, net	8,723	4,423
Proceeds from long-term debt, net		11,711
Payment due to long-term debt	(2,618)	(402)
Payment of fees due to modification of debt	(125)
Proceeds from issuance of pre-funded warrants, net	3,987
Proceeds from issuance of warrants		588
Net cash provided by financing activities	9,976	16,428	1,034
Increase (decrease) in cash, cash equivalents and restricted deposits	(3,456)	(1,314)	5,548
Cash, cash equivalents and restricted deposits at the beginning of the year	9,142	10,456	4,908
Cash, cash equivalents and restricted deposits at the end of the year	5,686	9,142	10,456
Supplemental disclosures of cash flows:
Interest paid	1,038	734
Cash paid during the year for income taxes	18	8
Supplemental disclosures of cash flow information:
Cash and cash equivalents	5,309	8,552	9,819
Restricted deposits	300	511	397
Restricted deposits included in other long-term assets	77	79	240
Cash, cash equivalents and restricted deposits at the end of the year	5,686	9,142	10,456
Supplemental disclosures of non-cash investing and financing information:
Property and equipment acquired by credit		100	941
Property and equipment paid for in prior periods		340	395
Right-of-use asset recognized with corresponding lease liability	241	3,528
Credit line derivative	127
Modification of warrants	31
Cash paid for amounts included in measurement of lease liability	$ 1,020	$ 1,259